June 5, 2024

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Invesco Unit Trusts, Series 2365 Amendment No. 1 to the Registration Statement on Form S-6 (No. 333-278641)

Ladies and Gentlemen:

On behalf of Invesco Capital Markets, Inc., as depositor, sponsor and evaluator of Invesco Unit Trusts, Series 2365 (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 (the “Act”) Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-6 filed with the Securities and Exchange Commission (the “Commission”) on April 12, 2024 (accession number 0001528621-24-000375).

In addition to Amendment No. 1 and the exhibits listed therein, we are also submitting a memorandum identifying changes to the Prospectus. Additional changes in the Prospectus reflect certain corrections and minor alterations; the completion of the Statement of Condition and the Report of the Independent Registered Public Accounting Firm; the dates of record, distribution and evaluation; and a list of the deposited securities that will comprise the portfolios in the Trust.

The Trust Agreement was entered into today and Securities (as defined in the Trust Indenture) have been deposited with the trustee. Accordingly, we respectfully request that the Commission grant acceleration of the effective date of Amendment No. 1 so that it may become effective as early as practicable on Wednesday, June 5, 2024. A request for acceleration has been filed along with Amendment No. 1. But for paragraph (b)(1) of Rule 487 under the Act, we would represent that Amendment No. 1 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 487.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions regarding the foregoing, please do not hesitate to contact me at (202) 373-6725.

Very truly yours,

/s/ Thomas S. Harman